Leases - Assumption Used in Calculating Operating Lease Liability (Details)	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Weighted Average Remaining Lease Term	4 years 4 months 24 days	4 years 6 months
Weighted Average Discount Rate	6.50%	7.30%